Exhibit 99.2

Ford Credit Auto Lease Trust 2015-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of March 31, 2016

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of March 31, 2016, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of March 31, 2016, leases with a total base residual value of $5,567,978.85 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in April 2016. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of March 31, 2016
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2016-	March	$1,022,407,062.02
	April	$1,002,722,214.22	$17,097,716.01	5.46%	$8,312,811.20	1.03%
	May	$986,619,335.54	$17,010,089.88	5.43%	$4,738,928.55	0.59%
	June	$968,514,834.49	$16,887,565.99	5.39%	$6,772,314.60	0.84%
	July	$951,012,407.28	$16,763,824.69	5.35%	$6,192,013.75	0.77%
	August	$931,252,424.06	$16,589,034.51	5.29%	$8,525,768.00	1.06%
	September	$910,169,413.45	$16,389,226.25	5.23%	$9,937,263.75	1.23%
	October	$886,094,422.27	$16,129,806.65	5.15%	$13,069,937.91	1.62%
	November	$861,708,856.71	$15,864,256.43	5.06%	$13,510,440.80	1.67%
	December	$834,121,632.46	$15,530,994.49	4.96%	$16,908,055.10	2.09%
2017-	January	$805,799,053.98	$15,160,516.94	4.84%	$17,858,466.55	2.21%
	February	$769,039,052.81	$14,621,601.80	4.67%	$26,675,215.59	3.30%
	March	$725,705,189.96	$13,961,802.00	4.46%	$33,701,729.91	4.17%
	April	$680,515,439.88	$13,237,239.75	4.22%	$36,038,165.07	4.46%
	May	$632,786,290.63	$12,460,260.18	3.98%	$39,100,075.60	4.84%
	June	$586,365,178.06	$11,697,970.74	3.73%	$38,285,571.56	4.74%
	July	$537,825,228.22	$10,889,971.90	3.48%	$40,951,110.70	5.07%
	August	$502,030,464.44	$10,260,862.75	3.27%	$28,561,804.23	3.54%
	September	$465,966,329.38	$9,614,233.27	3.07%	$29,276,364.02	3.62%
	October	$432,285,543.60	$9,005,166.26	2.87%	$27,299,043.00	3.38%
	November	$397,309,563.00	$8,343,851.65	2.66%	$29,066,032.68	3.60%
	December	$362,735,177.81	$7,683,341.80	2.45%	$29,128,048.05	3.61%
2018-	January	$330,011,204.54	$7,052,847.39	2.25%	$27,713,507.80	3.43%
	February	$286,004,773.06	$6,163,710.87	1.97%	$39,700,832.04	4.91%
	March	$232,563,782.14	$5,084,040.54	1.62%	$49,967,310.83	6.19%
	April	$182,332,955.26	$4,026,604.13	1.28%	$47,513,664.29	5.88%
	May	$129,463,747.67	$2,887,904.90	0.92%	$51,007,854.95	6.31%
	June	$76,574,224.76	$1,734,948.02	0.55%	$51,883,609.95	6.42%
	July	$23,111,345.72	$588,524.30	0.19%	$53,305,629.45	6.60%
	August	$14,578,129.74	$375,175.89	0.12%	$8,288,138.65	1.03%
	September	$6,990,101.64	$178,791.32	0.06%	$7,491,320.26	0.93%
	October	$522,527.40	$14,429.73	0.00%	$6,492,502.55	0.80%
	November	$398,208.56	$10,980.37	0.00%	$116,277.70	0.01%
	December	$362,341.84	$10,198.62	0.00%	$27,908.00	0.00%
2019-	January	$354,181.39	$10,198.62	0.00%	$0.00	0.00%
	February	$336,579.99	$9,698.64	0.00%	$9,895.05	0.00%
	March	237,688.17	6,547.69	0.00%	$94,237.40	0.01%
	April	$154,136.83	$4,793.30	0.00%	$80,095.00	0.01%
	May	$71,121.28	$2,016.14	0.00%	$81,866.43	0.01%
	June	$—	$—	0.00%	$71,521.35	0.01%

Total			$313,360,744.41	100.00%	$807,755,332.32	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$1,121,116,076.73

Ford Credit Auto Lease Trust 2015-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
Jan-16	Car	35	39.33%	$(19)	(0.06)%	(0.12)%
	CUV	42	37.84%	$2,240	6.38%	12.12%
	SUV	2	33.33%	$10,923	18.16%	47.71%
	Truck	3	8.11%	$4,068	9.33%	16.06%
	Total/Average	82	33.74%	$1,554	4.57%	8.77%
Feb-16	Car	75	53.19%	$(741)	(2.42)%	(4.61)%
	CUV	64	42.67%	$1,816	5.11%	9.98%
	SUV	2	66.67%	$8,365	13.90%	31.96%
	Truck	11	25.00%	$1,801	3.93%	6.55%
	Total/Average	152	44.97%	$640	1.87%	3.57%
Mar-16	Car	94	55.95%	$(633)	(2.11)%	(4.05)%
	CUV	85	38.99%	$1,640	4.71%	8.83%
	SUV	2	14.29%	$5,161	7.89%	15.79%
	Truck	26	37.68%	$2,463	5.48%	9.27%
	Total/Average	207	44.14%	$745	2.18%	4.06%